Adoption of New and Revised Standards - Schedule of Standards and Amendments Adopted (Details)	12 Months Ended
Dec. 31, 2024
Lease Liability in a Sale and Leaseback [Member]
Schedule of Standards and Amendments Adopted [Line Items]
Title of adopted	Amendments to IFRS 16 Leases
Description of nature adopted	Lease Liability in a Sale and Leaseback
Classification of liabilities as Current or Non-Current and Non-current Liabilities with Covenants [Member]
Schedule of Standards and Amendments Adopted [Line Items]
Title of adopted	Amendments to IAS 1 Presentation of Financial Statements
Description of nature adopted	Classification of liabilities as Current or Non-Current and Non-current Liabilities with Covenants
Supplier Finance Arrangements [Member]
Schedule of Standards and Amendments Adopted [Line Items]
Title of adopted	Amendments to IAS 7 Statement of Cash Flows and IFRS 7 Financial Instruments: Disclosures
Description of nature adopted	Supplier Finance Arrangements